RESTATEMENT (Tables)	3 Months Ended
Mar. 31, 2014
RESTATEMENT [Abstract]
Impacts of the Restatement

The impacts of the restatement on the accompanying consolidated balance sheet as of March 31, 2014 are as follows:

	As originally reported	Change	As Restated
Unearned revenue	$34,709	$24,980	$59,689
Deficit accumulated during the development stage	$(1,494,815)	$(24,980)	$(1,519,795)

The impacts of the restatement on the accompanying consolidated statement of operations for the three months ended March 31, 2014 are as follows:

	As originally reported	Change	As Restated
Revenues	$24,980	$(24,980)	$-
Loss from operation	$(244,901)	$(24,980)	$(269,881)
Net loss	$(245,035)	$(24,980)	$(270,015)

The impacts of the restatement on the accompanying consolidated statement of operations for the period from March 24, 2008 (inception) to March 31, 2014:

	As originally reported	Change	As Restated
Revenues	$35,168	$(24,980)	$10,188
Loss from operation	$(1,499,388)	$(24,980)	$(1,524,368)
Net loss	$(1,494,815)	$(24,980)	$(1,519,795)

The impacts of the restatement on the accompanying consolidated statement of cash flows for the three months ended March 31, 2014 are as follows:

	As originally reported	Change	As Restated
Net loss	$(245,035)	$(24,980)	$(270,015)
Changes in unearned revenues	$-	$24,980	$24,980

The impacts of the restatement on the accompanying consolidated statement of cash flows for the period from March 24, 2008 (inception) to March 31, 2014:

	As originally reported	Change	As Restated
Net loss	$(1,494,815)	$(24,980)	$(1,519,795)
Changes in unearned revenues	$-	$24,980	$24,980